Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Warrant Liabilities [Abstract]
Schedule of Changes in the Fair Value of Warrant Liabilities

Changes in the fair value of warrant liabilities are as follows:

December 31,
2025
Balance at beginning of year	$-
Liability assumed in business combination	230,000
Change in fair value	4,613,800
Balance at end of year	$4,843,800